Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.6%
	COMMODITY FUND - 3.0%
290,885	Graniteshares Gold Trust *	$4,278,918
	TOTAL COMMODITY FUND (Cost - $3,729,117 )

	DEBT FUNDS - 83.5%
467,563	iShares 0-5 Year High Yield Corporate Bond ETF	21,737,004
63,342	iShares JP Morgan USD Emerging Markets Bond ETF	7,179,816
271,167	iShares Preferred & Income Securities ETF	10,176,898
1,092,836	iShares Short Maturity Bond ETF	55,013,364
203,257	iShares Short-Term National Muni Bond ETF	21,655,001
47,405	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	4,341,824
	TOTAL DEBT FUNDS (Cost - $117,884,699)	120,103,907

	EQUITY FUNDS - 12.1%
78,443	iShares Edge MSCI USA Quality Factor ETF	7,248,133
69,422	iShares Edge MSCI USA Value Factor ETF	5,695,381
103,958	iShares Mortgage Real Estate ETF	4,379,751
	TOTAL EQUITY FUNDS (Cost - $16,511,557)	17,323,265

	TOTAL EXCHANGE TRADED FUNDS (Cost - $138,125,373)	141,706,090

	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUNDS - 1.5%
4,733	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.83% **	4,733
14,425	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.86% **	14,425
2,191,853	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.84% **	2,191,853
14,297	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 1.53% **	14,297
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,225,308)	2,225,308

	TOTAL INVESTMENTS - 100.1% (Cost - $140,350,681)	$143,931,398
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(139,296)
	NET ASSETS - 100.0%	$143,792,102

	ETF - Exchange Traded Fund
	MSCI - Morgan Stanley Capital International
	SPDR - Standard & Poor's Depositary Receipt
*	Non-income producing security.
**	Money market fund; interest rate reflects effective yield on September 30, 2019.

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Fair Value
	COMMON STOCK - 98.0%
	ADVERTISING - 3.9%
176,358	Interpublic Group of Cos, Inc.	$3,802,278
46,396	Omnicom Group, Inc.	3,632,807
		7,435,085
	AGRICULTURE - 1.9%
89,131	Altria Group, Inc.	3,645,458

	APPAREL - 1.9%
237,618	Hanesbrands, Inc.	3,640,308

	BANKS - 5.8%
322,414	FNB Corp.	3,717,433
98,369	PacWest Bancorp	3,574,729
223,739	Umpqua Holdings Corp.	3,682,744
		10,974,906
	BIOTECHNOLOGY - 3.9%
19,243	Amgen, Inc.	3,723,713
56,557	Gilead Sciences, Inc.	3,584,583
		7,308,296
	BUILDING MATERIALS - 2.0%
85,143	Johnson Controls International PLC	3,736,926

	CHEMICALS - 7.8%
230,967	Chemours Co.	3,450,647
50,058	Eastman Chemical Co.	3,695,782
161,079	Huntsman Corp.	3,746,698
202,959	Olin Corp.	3,799,392
		14,692,519
	COMPUTERS - 3.8%
67,367	Seagate Technology PLC	3,623,671
59,098	Western Digital Corp.	3,524,605
		7,148,276
	DISTRIBUTION/WHOLESALE - 2.0%
22,214	Watsco, Inc.	3,758,165

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
216,289	Invesco Ltd.	3,663,936

	ELECTRIC - 8.2%
49,524	Black Hills Corp.	3,799,977
42,015	Consolidated Edison, Inc.	3,969,157
79,713	Exelon Corp.	3,850,935
34,502	IDACORP, Inc.	3,887,340
		15,507,409
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
57,159	Emerson Electric Co.	3,821,651

	ENTERTAINMENT - 1.9%
255,686	International Game Technology PLC	3,633,298

	FOOD - 6.1%
168,457	Flowers Foods, Inc.	3,896,410
35,173	JM Smucker Co.	3,869,733
59,266	Kellogg Co.	3,813,767
		11,579,910
	GAS - 2.0%
76,129	UGI Corp.	3,827,005

	HOME FURNISHINGS - 1.9%
89,130	Leggett & Platt, Inc.	3,648,982

	HOUSEHOLD PRODUCTS/WARES - 2.1%
28,481	Kimberly-Clark Corp.	4,045,726

	INSURANCE - 2.0%
65,379	Principal Financial Group, Inc.	3,735,756

	LODGING - 1.9%
63,184	Las Vegas Sands Corp.	3,649,508

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Shares		Fair Value
	COMMON STOCK - 98.0% (Continued)
	MACHINERY-DIVERSIFIED - 2.0%
22,697	Cummins, Inc.	$3,692,121

	MEDIA - 5.6%
85,706	CBS Corp.	3,459,951
85,624	Sinclair Broadcast Group, Inc.	3,659,570
143,919	Viacom, Inc.	3,458,374
		10,577,895
	MISCELLANEOUS MANUFACTURING - 1.9%
43,093	Eaton Corp PLC	3,583,183

	OIL & GAS - 10.0%
30,904	Chevron Corp.	3,665,214
92,411	CVR Energy, Inc.	4,068,856
52,139	Exxon Mobil Corp.	3,681,535
36,945	Phillips 66	3,783,168
43,964	Valero Energy Corp.	3,747,491
		18,946,264
	PACKAGING & CONTAINERS - 2.0%
34,890	Packaging Corp of America	3,701,829

	PHARMACEUTICALS - 5.9%
76,086	Bristol-Myers Squibb Co.	3,858,321
28,739	Johnson & Johnson	3,718,252
102,184	Pfizer, Inc.	3,671,471
		11,248,044
	RETAIL - 1.8%
219,041	Macy's, Inc.	3,403,897

	SEMICONDUCTORS - 5.8%
12,938	Broadcom, Inc.	3,571,794
161,490	Cypress Semiconductor Corp.	3,769,177
62,986	Maxim Integrated Products, Inc.	3,647,519
		10,988,490

	TOTAL COMMON STOCK (Cost - $187,757,269)	185,594,843

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUNDS - 1.0%
4,558	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.83% *	4,558
6,284	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.86% *	6,284
1,749,612	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.84% *	1,749,612
4,963	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 1.53% *	4,963
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,765,417)	1,765,417

	TOTAL INVESTMENTS - 99.0% (Cost - $189,522,686)	$187,360,260
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	1,940,691
	NET ASSETS - 100.0%	$189,300,951

	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on September 30, 2019.

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Fair Value
	COMMON STOCK - 94.5%
	AUTO PARTS & EQUIPMENT - 2.1%
38,346	Goodyear Tire & Rubber Co.	$552,374

	BANKS - 7.7%
45,660	FNB Corp.	526,460
13,563	PacWest Bancorp	492,879
30,973	Umpqua Holdings Corp.	509,816
47,358	Valley National Bancorp	514,781
		2,043,936
	CHEMICALS - 3.8%
31,803	Chemours Co.	475,137
27,879	Olin Corp.	521,895
		997,032
	COMMERCIAL SERVICES - 3.8%
13,229	Macquarie Infrastructure Corp.	522,149
22,097	Sabre Corp.	494,862
		1,017,011
	COMPUTERS - 2.0%
6,188	Science Applications International Corp.	540,522

	DISTRIBUTION/WHOLESALE - 3.8%
19,706	KAR Auction Services, Inc.	483,782
3,126	Watsco, Inc.	528,857
		1,012,639
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
92,863	BGC Partners, Inc.	510,747
13,887	Lazard Ltd.	486,045
		996,792
	ELECTRIC - 2.0%
28,738	Clearway Energy, Inc.	524,469

	ELECTRONICS - 10.4%
11,668	Avnet, Inc.	519,051
16,663	Jabil, Inc.	596,036
11,989	National Instruments Corp.	503,418
23,765	nVent Electric PLC	523,781
5,353	SYNNEX Corp.	604,354
		2,746,640
	ENERGY-ALTERNATIVE SOURCES - 2.1%
31,106	TerraForm Power, Inc.	566,907

	ENGINEERING AND CONSTRUCTION - 1.9%
20,515	KBR, Inc.	503,438

	ENTERTAINMENT - 5.6%
13,242	Cinemark Holdings, Inc.	511,671
35,304	International Game Technology PLC	501,670
9,380	Six Flags Entertainment Corp.	476,410
		1,489,751
	FOOD - 3.9%
22,760	Flowers Foods, Inc.	526,439
6,256	Ingredion, Inc.	511,365
		1,037,804
	FOREST PRODUCTS & PAPER - 2.0%
14,514	Domtar Corp.	519,746

	HEALTHCARE-PRODUCTS - 7.9%
2,636	Bio-Techne Corp.	515,786
11,967	Bruker Corp.	525,710
4,976	Hill-Rom Holdings, Inc.	523,624
3,641	West Pharmaceutical Services, Inc.	516,367
		2,081,487
	HEALTHCARE-SERVICES - 3.9%
1,224	Chemed Corp.	511,106
8,124	Encompass Health Corp.	514,087
		1,025,193
	INTERNET - 1.9%
8,983	Cogent Communications Holdings, Inc.	494,963

	LODGING - 1.9%
11,059	Wyndham Destinations, Inc.	508,935

	MACHINERY-DIVERSIFIED - 1.9%
38,659	GrafTech International Ltd.	494,835

	MEDIA - 1.9%
11,197	John Wiley & Sons, Inc.	491,996

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Shares		Fair Value
	COMMON STOCK - 94.5% (Continued)
	OIL & GAS - 4.2%
12,821	CVR Energy, Inc.	$564,509
20,165	PBF Energy, Inc.	548,286
		1,112,795
	RETAIL - 4.0%
3,136	Cracker Barrel Old Country Store, Inc.	510,070
7,450	MSC Industrial Direct Co., Inc.	540,349
		1,050,419
	SAVINGS & LOANS - 3.9%
40,423	New York Community Bancorp, Inc.	507,309
28,738	TFS Financial Corp.	517,859
		1,025,168
	SEMICONDUCTORS - 4.0%
3,777	Cabot Microelectronics Corp.	533,350
22,322	Cypress Semiconductor Corp.	520,995
		1,054,345
	TELECOMMUNICATIONS - 2.1%
7,663	LogMeIn, Inc.	543,766

	TRANSPORTATION - 2.0%
9,981	Ryder System, Inc.	516,716

	TOTAL COMMON STOCK (Cost - $24,716,610)	24,949,679

	REITS - 4.0%
32,395	AGNC Investment Corp.	521,236
34,403	New Residential Investment Corp.	539,439
	TOTAL REIT'S (Cost - $1,087,329)	1,060,675

	SHORT-TERM INVESTMENT - 1.5%
	MONEY MARKET FUND - 1.5%
408,151	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.84% *	408,151
	TOTAL SHORT-TERM INVESTMENT (Cost - $408,151)

	TOTAL INVESTMENTS - 100.0% (Cost - $26,212,090)	$26,418,505
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) % **	(9,444)
	NET ASSETS - 100.0%	$26,409,061

	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on September 30, 2019.
**	Represents less than 0.05%

Power Floating Rate Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 26.4%
	DEBT FUNDS - 26.4%
35,835	First Trust Senior Loan ETF	$1,695,354
38,997	Highland/iBoxx Senior Loan ETF	679,328
152,407	Invesco Senior Loan ETF	3,442,874
40,929	iShares iBoxx High Yield Corporate Bond ETF	3,567,781
57,398	SPDR Blackstone / GSO Senior Loan ETF	2,658,675
32,846	SPDR Bloomberg Barclays High Yield Bond ETF	3,571,674
100,703	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,719,988
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,191,229)	18,335,674

	MUTUAL FUNDS - 72.5%
	DEBT FUNDS - 72.5%
346,973	BlackRock Funds II - Floating Rate Income - Institutional Class	3,459,320
138,588	Columbia Floating Rate Fund - Institutional Class	1,233,435
201,990	Eaton Vance Floating-Rate & High Income Fund - Institutional Class	1,753,272
322,590	Eaton Vance Floating-Rate Advantaged Fund - Institutional Class	3,438,808
387,491	Eaton Vance Floating-Rate Fund - Institutional Class	3,417,675
401,410	Franklin Floating Rate Daily Access Fund - Advisor Class	3,331,701
360,233	Goldman Sachs High Yield Floating Rate Fund - Institutional Class	3,382,585
114,718	Guggenheim Floating Rate Strategies Fund - Institutional Class	2,896,640
406,347	Hartford Floating Rate Fund - Institutional Class	3,409,253
437,750	Invesco Oppenheimer Senior Floating Rate Fund - Institutional Class	3,300,637
142,138	John Hancock Funds II - Floating Rate Income Fund - Institutional Class	1,176,905
299,863	JPMorgan Floating Rate Income Fund - Institutional Class	2,725,756
359,306	Loomis Sayles Senior Floating Rate and Fixed Income Fund - Institutional Class	3,355,919
387,347	Lord Abbett Floating Rate Income - Institutional Class	3,420,273
108,120	Nuveen Symphony Floating Rate Income Fund - Institutional Class	2,065,085
178,051	Pacific Funds Floating Rate Income - Institutional Class	1,768,043
75,612	Virtus Newsfleet Senior Floating Rate Fund - Institutional Class	688,072
405,920	Virtus Seix Floating Rate High Income Fund - Institutional Class	3,413,789
218,274	Voya Floating Rate Fund - Institutional Class	2,071,424
	TOTAL MUTUAL FUNDS (Cost - $50,439,170)	50,308,592

	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUND - 1.2%
856,787	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.84% *	856,787
	TOTAL SHORT-TERM INVESTMENTS (Cost - $856,787)

	TOTAL INVESTMENTS - 100.1% (Cost - $69,487,186)	$69,501,053
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(63,951)
	NET ASSETS - 100.0%	$69,437,102

	ETF - Exchange Traded Fund
	SPDR - Standard & Poor's Depositary Receipt
*	Money market fund; interest rate reflects effective yield on September 30, 2019.

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Fair Value
	COMMON STOCK - 88.6%
	AEROSPACE / DEFENSE - 3.9%
4,880	General Dynamics Corp.	$891,722
2,930	Teledyne Technologies, Inc.*	943,431
		1,835,153
	BEVERAGES - 1.9%
2,434	Boston Beer Co., Inc.*	886,171

	CHEMICALS - 6.0%
2,046	NewMarket Corp.	965,896
13,351	RPM International, Inc.	918,682
41,607	Valvoline, Inc.	916,602
		2,801,180
	COMMERCIAL SERVICES - 11.9%
13,618	Booz Allen Hamilton Holding Corp.	967,150
6,082	Bright Horizons Family Solutions, Inc.*	927,505
2,831	MarketAxess Holdings, Inc.	927,153
6,094	Morningstar, Inc.	890,577
3,743	S&P Global, Inc.	916,960
6,037	Verisk Analytics, Inc.	954,691
		5,584,036
	COMPUTERS - 1.8%
14,467	Western Digital Corp.	862,812

	ELECTRIC - 10.3%
19,348	Avista Corp.	937,217
15,357	CMS Energy Corp.	982,080
8,224	Entergy Corp.	965,169
14,620	Evergy, Inc.	973,107
10,273	WEC Energy Group, Inc.	976,962
		4,834,535
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.8%
11,336	Generac Holdings, Inc.*	888,062
5,230	Universal Display Corp.	878,117
		1,766,179
	FOOD - 4.1%
6,326	Hershey Co.	980,467
19,969	Performance Food Group Co.*	918,774
		1,899,241
	HEALTHCARE-PRODUCTS - 7.8%
18,428	Globus Medical, Inc. *	942,039
8,477	Medtronic PLC	920,772
11,835	Novocure Ltd.*	885,021
6,460	West Pharmaceutical Services, Inc.	916,157
		3,663,989
	HEALTHCARE-SERVICES - 2.0%
2,220	Chemed Corp.	927,005

	INSURANCE - 4.0%
7,421	Assurant, Inc.	933,710
25,972	Brown & Brown, Inc.	936,550
		1,870,260
	INTERNET - 1.4%
6,330	Roku, Inc.*	644,141

	MEDIA - 5.8%
31,719	Altice USA, Inc.*	909,701
64,090	News Corp.	892,133
145,517	Sirius XM Holdings, Inc.	910,209
		2,712,043
	MINING - 2.1%
7,864	Royal Gold, Inc.	968,924

	PACKAGING & CONTAINERS - 2.0%
12,994	Ball Corp.	946,093

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019
Shares		Fair Value
	COMMON STOCK - 88.6% (Continued)
	RETAIL- 9.8%
5,453	Casey's General Stores, Inc.	$878,806
3,200	Costco Wholesale Corp.	921,952
3,972	Home Depot, Inc.	921,584
10,393	Starbucks Corp.	918,949
8,350	Yum! Brands, Inc.	947,141
		4,588,432
	SEMICONDUCTORS - 2.1%
6,237	KLA Corp.	994,490

	SOFTWARE - 3.9%
8,447	Alteryx, Inc.*	907,461
7,491	Take-Two Interactive Software, Inc.*	938,922
		1,846,383
	TELECOMMUNICATIONS - 2.0%
24,510	AT&T, Inc.	927,458

	TEXTILES - 2.0%
4,730	UniFirst Corp.	922,918

	TOTAL COMMON STOCK (Cost - $41,651,069)	41,481,443

	EXCHANGED TRADED FUNDS - 10.1%
	DEBT FUNDS - 10.1%
27,785	iShares 1-3 Year Treasury Bond ETF	2,356,724
23,193	Schwab Short-Term U.S. Treasury ETF	1,173,334
19,252	Vanguard Short-Term Treasury ETF	1,173,409
	TOTAL EXCHANGE FUNDS (Cost - $4,666,477)	4,703,467

	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
1,175,435	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.84% **	1,175,435
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,175,435)

	TOTAL INVESTMENTS - 101.2% (Cost - $47,492,981)	$47,360,345
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2) %	(546,348)
	NET ASSETS - 100.0%	$46,813,997

	ETF - Exchange Traded Fund
	PLC - Public Limited Company
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on September 30, 2019.

Power Global Tactical Allocation/JA Forlines Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.3%
	COMMODITY FUND - 5.0%
378,575	Graniteshares Gold Trust *	$5,568,838
	TOTAL COMMODITY FUND (Cost - $4,874,734)

	DEBT FUNDS - 53.1%
98,923	iShares JP Morgan USD Emerging Markets Bond ETF	11,212,922
210,527	iShares Preferred & Income Securities ETF	7,901,078
603,005	iShares Short Maturity Bond ETF	30,355,271
110,442	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	10,115,383
	TOTAL DEBT FUNDS (Cost - $58,887,988)	59,584,654

	EQUITY FUNDS - 40.2%
114,009	iShares Core MSCI Emerging Markets ETF	5,588,721
94,743	iShares Edge MSCI USA Momentum Factor ETF	11,298,103
182,732	iShares Edge MSCI USA Quality Factor ETF	16,884,437
153,929	iShares MSCI ACWI ETF	11,352,264
	TOTAL EQUITY FUNDS (Cost - $42,572,334)	45,123,525

	TOTAL EXCHANGE TRADED FUNDS (Cost - $106,335,056)	110,277,017

	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUND - 1.8%
2,031,357	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.84% **	2,031,357
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,031,357)

	TOTAL INVESTMENTS - 100.1% (Cost - $108,366,413)	$112,308,374
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(92,522)
	NET ASSETS - 100.0%	$112,215,852

	ACWI - All Country World Index
	ETF - Exchange Traded Fund
	MSCI - Morgan Stanley Capital International
	SPDR - Standard & Poor's Depositary Receipt
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on September 30, 2019

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Funds' calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2019

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2019 in valuing the funds' investments carried at fair value:

Power Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$141,706,090	$-	$-	$141,706,090
Money Market Funds	2,225,308	-	-	2,225,308
Total	$143,931,398	$-	$-	$143,931,398
Power Dividend Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$185,594,843	$-	$-	$185,594,843
Money Market Funds	1,765,417	-	-	1,765,417
Total	$187,360,260	$-	$-	$187,360,260
Power Dividend Mid-Cap Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$24,949,679	$-	$-	$24,949,679
Money Market Fund	408,151	-	-	408,151
REITs	1,060,675	-	-	1,060,675
Total	$26,418,505	$-	$-	$26,418,505
Power Floating Rate Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,335,674	$-	$-	$18,335,674
Mutual Funds	50,308,592	-	-	50,308,592
Money Market Fund	856,787	-	-	856,787
Total	$69,501,053	$-	$-	$69,501,053
Power Momentum Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$41,481,443	$-	$-	$41,481,443
Exchange Traded Funds	4,703,467	-	-	4,703,467
Money Market Fund	1,175,435	-	-	1,175,435
Total	$47,360,345	$-	$-	$47,360,345
Power Global Tactical Allocation/JA Forlines Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$110,277,017	$-	$-	$110,277,017
Money Market Fund	2,031,357	-	-	2,031,357
Total	$112,308,374	$-	$-	$112,308,374

The Funds did not hold any Level 2 or Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	Depreciation
Power Income Fund	$140,386,141	$3,613,999	$(68,742)	$3,545,257
Power Dividend Index Fund	195,502,811	4,199,806	(12,342,357)	(8,142,551)
Power Dividend Mid-Cap Index Fund	26,483,690	971,253	(1,036,438)	(65,185)
Power Floating Rate Index Fund	69,490,131	206,347	(195,425)	10,922
Power Momentum Index Fund	47,506,666	651,740	(798,061)	(146,321)
Power Global Tactical Allocation/JA Forlines Fund	108,685,813	3,714,028	(91,467)	3,622,561